Income Taxes (Deferred Tax Asset Valuation Allowance Rollforward) (Details) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Income Taxes [Abstract]
Valuation allowance, beginning of year	$ (4,684,841)	$ (4,166,510)
(Increase) during period	(1,979,374)	(518,331)
Valuation allowance, ending balance	$ (6,664,215)	$ (4,684,841)